EQUITY - Schedule Of Preferred Equity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued capital	$ 1,280	$ 1,285
Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Issued capital	2,912	2,669
Preferred equity
Disclosure of classes of share capital [line items]
Issued capital	$ 4,192	$ 3,954
Weighted average | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Average Rate	0.0378	0.0365
Weighted average | Fixed rate-reset preferred shares
Disclosure of classes of share capital [line items]
Average Rate	0.0421	0.0442
Weighted average | Preferred equity
Disclosure of classes of share capital [line items]
Average Rate	0.0408	0.0417
Floating rate | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued capital	$ 531	$ 532
Floating rate | Weighted average | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Average Rate	0.0233	0.0197
Fixed rate | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Issued capital	$ 749	$ 753
Fixed rate | Weighted average | Perpetual preferred shares
Disclosure of classes of share capital [line items]
Average Rate	0.0482	0.0482